                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                --------------------------------
  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clariden Asset Management (New York) Inc.
             ----------------------------------------------------------
Address:     12 East 49th Street
             ----------------------------------------------------------
             36th Floor
             ----------------------------------------------------------
             New York, NY 10017
             ----------------------------------------------------------


Form 13F File Number:  28-
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Stefan M. Hausherr
             ----------------------------------------------------------
Title:       Chief Financial/Operating Officer
             ----------------------------------------------------------
Phone:       (212) 888-8771
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ STEFAN M. HAUSHERR        New York, NY                   09.06.2001
-------------------------   --------------------------  ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number            Name


        28-
           --------------------         ----------------------
        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          0
                                            ---------------------------

Form 13F Information Table Entry Total:     95
                                            ---------------------------

Form 13F Information Table Value Total:     68,527
                                            ---------------------------
                                                    (thousands)


List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.     Form 13F File Number    Name

                28-
        _____      ------------------   --------------------

        [Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------------

                                                                       Item 3: CUSIP      Item 4: Fair Market      Item 5: Shares of
               Item 1: Name of Issuer       Item 2: Title of Class        Number             Value (TUSD)          Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS                      COM                          000886101                1,827                   100,800
ADVANCED MICRO DEVICES                      COM                          007903107                    2                       150
ALCOA INC                                   COM                          013817101                1,523                    45,450
AMAZON.COM INC (AMZN)                       COM                          023135106                    9                       600
AOL TIME WARNER INC                         COM                          02364J104                1,596                    45,850
AMERICAN EXPRESS CO                         COM                          025816109                  503                     9,150
AMERITRADE HOLD CORP -A-                    CL A                         03072H109                    2                       300
AMGEN INC                                   COM                          031162100                  892                    13,950
ANN TAYLOR STORES CORP                      COM                          036115103                1,930                    77,375
APPLERA CORP-CELERA GENO                    COM AP BIO GRP               038020103                2,164                    59,900
ASK JEEVES INC                              COM                          045174109                   25                    10,275
ASM INTL NV -USD-                           COM                          N07045102                  726                    77,930
AT HOME CORP -A-                            COM SER A                    045919107                  434                    78,385
ATMEL CORP                                  COM                          049513104                   23                     2,000
BANK OF AMERICA (BAC)                       COM                          060505104                1,305                    28,450
BANK OF IRELAND -ADR-                       SPONSORED ADR                46267Q103                   24                       600
BEA SYSTEMS INC                             COM                          073325102                  560                     8,320
BEAR STEARNS CO INC                         COM                          073902108                1,855                    36,600
BIOGEN INC                                  COM                          090597105                2,033                    33,850
BLUESTONE SOFTWARE                          COM                          09623P102                2,462                   162,790
BRISTOL MYERS SQUIBB CO                     COM                          110122108                   28                       400
BROADVISION INC                             COM                          111412102                1,395                   118,075
CABLETRON SYSTEMS INC                       COM                          126920107                  290                    19,250
CENDANT CORPORATION                         COM                          151313103                1,833                   190,450
CISCO SYSTEMS INC                           COM                          17275R102                  223                     5,825
CITIGROUP INC                               COM                          172967101                2,349                    46,008
COMMERCE ONE INC DEL                        COM                          200693109                1,442                    56,950
CONEXANT SYSTEMS INC                        COM                          207142100                1,303                    84,750
CONSECO INC                                 COM                          208464107                2,738                   207,610
CORNING INC                                 COM                          219350105                  259                     4,900
DIGITAL RIV INC                             COM                          25388B104                  400                   168,600
E.I. DU PONT DE NEMOURS                     COM                          263534109                  338                     7,000
EARTHLINK INC                               COM                          270321102                  644                   128,050
ECLIPSYS CORP                               COM                          278856109                   25                     1,015
EL SITIO INC                                ORD                          G30177102                   16                    30,000
EXODUS COMMUNICATIONS                       COM                          302088109                1,368                    68,400
FAIRCHILD SEMICONDUCT.-A                    CL A                         303726103                  650                    45,000
FREEMARKETS INC                             COM                          356602102                  923                    48,600
GAP INC                                     COM                          364760108                1,042                    40,850
GENERAL ELECTRIC CO                         COM                          369604103                  110                     2,300
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                -----------------------------------
                                                                                                            (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
                                  Item: 6 Investment Discretion (a)
                                Sole (b) Shared As Defined In Instr. V (c)  Item 7: Managers     Item 8: Voting Authority (Shares)
     Item 1: Name of Issuer                 Shared Other                      See Instr. V      (a) Sole    (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS                            Sole                                                          None
ADVANCED MICRO DEVICES                            Sole                                                          None
ALCOA INC                                         Sole                                                          None
AMAZON.COM INC (AMZN)                             Sole                                                          None
AOL TIME WARNER INC                               Sole                                                          None
AMERICAN EXPRESS CO                               Sole                                                          None
AMERITRADE HOLD CORP -A-                          Sole                                                          None
AMGEN INC                                         Sole                                                          None
ANN TAYLOR STORES CORP                            Sole                                                          None
APPLERA CORP-CELERA GENO                          Sole                                                          None
ASK JEEVES INC                                    Sole                                                          None
ASM INTL NV -USD-                                 Sole                                                          None
AT HOME CORP -A-                                  Sole                                                          None
ATMEL CORP                                        Sole                                                          None
BANK OF AMERICA (BAC)                             Sole                                                          None
BANK OF IRELAND -ADR-                             Sole                                                          None
BEA SYSTEMS INC                                   Sole                                                          None
BEAR STEARNS CO INC                               Sole                                                          None
BIOGEN INC                                        Sole                                                          None
BLUESTONE SOFTWARE                                Sole                                                          None
BRISTOL MYERS SQUIBB CO                           Sole                                                          None
BROADVISION INC                                   Sole                                                          None
CABLETRON SYSTEMS INC                             Sole                                                          None
CENDANT CORPORATION                               Sole                                                          None
CISCO SYSTEMS INC                                 Sole                                                          None
CITIGROUP INC                                     Sole                                                          None
COMMERCE ONE INC DEL                              Sole                                                          None
CONEXANT SYSTEMS INC                              Sole                                                          None
CONSECO INC                                       Sole                                                          None
CORNING INC                                       Sole                                                          None
DIGITAL RIV INC                                   Sole                                                          None
E.I. DU PONT DE NEMOURS                           Sole                                                          None
EARTHLINK INC                                     Sole                                                          None
ECLIPSYS CORP                                     Sole                                                          None
EL SITIO INC                                      Sole                                                          None
EXODUS COMMUNICATIONS                             Sole                                                          None
FAIRCHILD SEMICONDUCT.-A                          Sole                                                          None
FREEMARKETS INC                                   Sole                                                          None
GAP INC                                           Sole                                                          None
GENERAL ELECTRIC CO                               Sole                                                          None
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------

                                                          Item 3: CUSIP        Item 4: Fair Market  Item 5: Shares of
     Item 1: Name of Issuer    Item 2: Title of Class        Number               Value (TUSD)      Principal Amount
---------------------------------------------------------------------------------------------------------------------
GEORGIA PACIFIC CORP           COM GA PAC GRP               373298108                     1,910          61,378
GERON CORP                     COM                          374163103                        20           1,290
GILLETTE CO                    COM                          375766102                       163           4,500
GLOBAL CROSSING LTD            COM                          G3921A100                     2,088         145,860
GLOBAL TELESYSTEMS INC         COM                          37936U104                       201         247,675
GRIC COMMUNICATIONS INC        COM                          398081109                        43          20,000
GRUPO TRIBASA SA -ADR-         SP ADR NEW 20S               40049F204                         5          11,500
HOME DEPOT INC                 COM                          437076102                       212           4,650
HOUSEHOLD INTERNATIONAL        COM                          441815107                       853          15,500
IMMUNEX CORP                   COM                          452528102                     2,538          62,475
INFOSPACE INC                  COM                          45678T102                     1,225         138,534
INKTOMI CORP                   COM                          457277101                         1              79
INTEL CORP                     COM                          458140100                       186           6,200
INTERNAT FIBERCOM INC          COM                          45950T101                       315          63,800
ISIS PHARMACEUTICALS           COM                          464330109                       637          59,925
IVILLAGE INC                   COM                          46588H105                         1           1,320
J P MORGAN CHASE & CO          COM                          16161A108                        48           1,050
LAM RESEARCH CORP              COM                          512807108                     1,145          78,938
LEGATO SYSTEMS INC             COM                          524651106                         4             480
MERCK & CO INC (MRK)           COM                          589331107                       122           1,300
MICRON TECHNOLOGY INC          COM                          595112103                     2,597          73,150
MICROSOFT CORP (MSFT)          COM                          594918104                        43           1,000
MORGAN STANL.DEAN WITTER       COM NEW                      617446448                        95           1,200
MP3.COM INC                    COM                          62473M109                       526         146,250
NEON COMMUNICATIONS            COM                          640506101                         0              68
NETSILICON INC                 COM                          64115X105                         7           2,000
NOKIA CORP                     SPONSORED ADR                654902204                       104           2,400
NOVELL INC                     COM                          670006105                         5             900
OCEAN ENERGY INC               COM                          67481E106                        12             700
PALM INC                       COM                          696642107                        86           3,050
PFIZER INC                     COM                          717081103                        74           1,600
POWER ONE INC                  COM                          739308104                       423          10,750
PRICELINE.COM INC              COM                          741503106                        89          67,732
PSINET INC                     COM                          74437C101                         2           2,700
QUALCOMM INC                   COM                          747525103                       526           6,400
RETEK INC                      COM                          76128Q109                     2,789         114,400
ROWECOM                        COM                          77957X108                         1           1,300
SILICON STORAGE TECH           COM                          827057100                     1,288         109,030
TALK.COM                       COM                          874264104                       421         293,000
TELE NORTE -SP.ADR--PREF       SPON ADR PFD                 879246106                         3             117
-------------------------------------------------------------------------------------------------------------------

                                                                                                 ----------------------------------
                                                                                                            (SEC USE ONLY)


-----------------------------------------------------------------------------------------------------------------------------------
                                  Item: 6 Investment Discretion (a)
                                 Sole (b) Shared As Defined In Instr. V (c)   Item 7: Managers   Item 8: Voting Authority (Shares)
     Item 1: Name of Issuer                  Shared Other                       See Instr. V     (a) Sole    (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA PACIFIC CORP                                 Sole                                                         None
GERON CORP                                           Sole                                                         None
GILLETTE CO                                          Sole                                                         None
GLOBAL CROSSING LTD                                  Sole                                                         None
GLOBAL TELESYSTEMS INC                               Sole                                                         None
GRIC COMMUNICATIONS INC                              Sole                                                         None
GRUPO TRIBASA SA -ADR-                               Sole                                                         None
HOME DEPOT INC                                       Sole                                                         None
HOUSEHOLD INTERNATIONAL                              Sole                                                         None
IMMUNEX CORP                                         Sole                                                         None
INFOSPACE INC                                        Sole                                                         None
INKTOMI CORP                                         Sole                                                         None
INTEL CORP                                           Sole                                                         None
INTERNAT FIBERCOM INC                                Sole                                                         None
ISIS PHARMACEUTICALS                                 Sole                                                         None
IVILLAGE INC                                         Sole                                                         None
J P MORGAN CHASE & CO                                Sole                                                         None
LAM RESEARCH CORP                                    Sole                                                         None
LEGATO SYSTEMS INC                                   Sole                                                         None
MERCK & CO INC (MRK)                                 Sole                                                         None
MICRON TECHNOLOGY INC                                Sole                                                         None
MICROSOFT CORP (MSFT)                                Sole                                                         None
MORGAN STANL.DEAN WITTER                             Sole                                                         None
MP3.COM INC                                          Sole                                                         None
NEON COMMUNICATIONS                                  Sole                                                         None
NETSILICON INC                                       Sole                                                         None
NOKIA CORP                                           Sole                                                         None
NOVELL INC                                           Sole                                                         None
OCEAN ENERGY INC                                     Sole                                                         None
PALM INC                                             Sole                                                         None
PFIZER INC                                           Sole                                                         None
POWER ONE INC                                        Sole                                                         None
PRICELINE.COM INC                                    Sole                                                         None
PSINET INC                                           Sole                                                         None
QUALCOMM INC                                         Sole                                                         None
RETEK INC                                            Sole                                                         None
ROWECOM                                              Sole                                                         None
SILICON STORAGE TECH                                 Sole                                                         None
TALK.COM                                             Sole                                                         None
TELE NORTE -SP.ADR--PREF                             Sole                                                         None
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

                                                               Item 3: CUSIP         Item 4: Fair Market      Item 5: Shares of
     Item 1: Name of Issuer       Item 2: Title of Class           Number                Value (TUSD)         Principal Amount
--------------------------------------------------------------------------------------------------------------------------------
TELEBRAS -HOLDRS- 1 ADR           SPONSORED ADR                   879287308                        73               1,000
TELEBRAS -SP.ADR- -PREF-          SP ADR TELEBRS                  87928R106                         0               5,800
TERADYNE INC                      COM                             880770102                     1,453              39,000
TERAYON COMMUNICATION SYS         COM                             880775101                       230              56,650
TERRA NETWORKS SA -ADR-           SPONSORED ADR                   88100W103                        11               1,075
TEXTRON INC                       COM                             883203101                        56               1,200
VALUE AMERICA INC                 COM                             92038N102                         0              43,100
VERISIGN INC                      COM                             92343E102                     1,842              24,833
VIGNETTE CORP                     COM                             926734104                     1,935             107,525
VIRATA CORP                       COM                             927646109                       918              84,450
VISHAY INTERTECHNOLOGY            COM                             928298108                       792              52,350
WAL-MART STORES INC               COM                             931142103                        80               1,500
WILLAMETTE INDUSTRIES             COM                             969133107                       681              14,500
WINSTAR COMMUNICATIONS            COM                             975515107                         4                 300
XO COMMUNICATIONS -A-             CL A                            983764101                     2,375             133,343
--------------------------------------------------------------------------------------------------------------------------------

Column Totals                                                                                 68,527

                                                                                             ------------------------------------
                                                                                                        (SEC USE ONLY)


---------------------------------------------------------------------------------------------------------------------------------
                                 Item: 6 Investment Discretion (a)
                              Sole (b) Shared As Defined In Instr. V (c)   Item 7: Managers  Item 8: Voting Authority (Shares)
     Item 1: Name of Issuer              Shared Other                       See Instr. V     (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------------
TELEBRAS -HOLDRS- 1 ADR                         Sole                                                         None
TELEBRAS -SP.ADR- -PREF-                        Sole                                                         None
TERADYNE INC                                    Sole                                                         None
TERAYON COMMUNICATION SYS                       Sole                                                         None
TERRA NETWORKS SA -ADR-                         Sole                                                         None
TEXTRON INC                                     Sole                                                         None
VALUE AMERICA INC                               Sole                                                         None
VERISIGN INC                                    Sole                                                         None
VIGNETTE CORP                                   Sole                                                         None
VIRATA CORP                                     Sole                                                         None
VISHAY INTERTECHNOLOGY                          Sole                                                         None
WAL-MART STORES INC                             Sole                                                         None
WILLAMETTE INDUSTRIES                           Sole                                                         None
WINSTAR COMMUNICATIONS                          Sole                                                         None
XO COMMUNICATIONS -A-                           Sole                                                         None
---------------------------------------------------------------------------------------------------------------------------------

Column Totals